Balance Sheet	Dec. 31, 2020 USD ($)
Current assets:
Cash	$ 873,882
Prepaid expenses	404,203
Total current assets	1,278,085
Investments held in Trust Account	277,548,542
Total Assets	278,826,627
Current liabilities:
Accounts payable	2,569
Accrued expenses	1,205,393
Total current liabilities	1,207,962
Deferred underwriting commissions	9,712,500
Derivative warrant liabilities	49,310,000
Total liabilities	60,230,462
Commitments and Contingencies
Class A ordinary shares; 21,359,616 shares subject to possible redemption at $10.00 per share	213,596,160
Shareholders’ Equity:
Preference shares, $0.0001 par value; 5,000,000 shares authorized; none issued and outstanding
Class A ordinary shares, $0.0001 par value; 500,000,000 shares authorized; 6,390,384 shares issued and outstanding (excluding 21,359,616 shares subject to possible redemption)	639
Class B ordinary shares, $0.0001 par value; 50,000,000 shares authorized; 6,937,500 shares issued and outstanding	694
Additional paid-in capital	38,706,614
Accumulated deficit	(33,707,942)
Total shareholders’ equity	5,000,005
Total Liabilities and Shareholders’ Equity	$ 278,826,627